Prudential Investment Portfolios 2

655 Broad Street

Newark, New Jersey 07102

October 10, 2023

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Prudential Investment Portfolios 2 Form N-1A

Post-Effective Amendment No. 19 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 49 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-215689

Investment Company Act No. 811-09999

Dear Sir or Madam:

On behalf of PGIM Quant Solutions Mid-Cap Core Fund (to be renamed “PGIM Quant Solutions Mid-Cap Index Fund”) (“Mid-Cap Fund”) and PGIM Quant Solutions International Developed Markets Index Fund (“International Index Fund”) (each a “Fund” and collectively the “Funds”), each a series of Prudential Investment Portfolios 2 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 19 to the Registration Statement under the 1933 Act; Amendment No. 49 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a)(1) under the 1933 Act in order to effect the following changes for each Fund:

·

Mid-Cap Fund: The Mid-Cap Fund will be converting from an actively-managed mutual fund to a passively-managed mutual fund that seeks to track the performance results of an index of mid-capitalization securities.  Accordingly, the Fund will change its name, investment objective, 80% investment policy, certain investment strategies, and make certain changes to its fee structure, among other changes.

·

International Index Fund: The International Index Fund will be changing the index of international securities of which it seeks to track the performance results. Accordingly, the Fud will change its investment objective, 80% investment policy, performance benchmark, among other changes.

The Funds intend to file a subsequent post-effective amendment on or about December 11, 2023, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. Each Fund currently has effective a “combined” prospectus and SAI with certain other series of the Trust. At the subsequent 485(b) filing, the Trust expects to file similar “combined” prospectuses and SAIs with such other series.

Certain disclosure in the Funds’ registration statement is substantially similar to previous registration statements filed on behalf of the Trust and other funds in the PGIM Fund Complex. More specifically, the disclosures in the sections of the Funds’ Prospectus entitled “Fund Summary – Buying and Selling Fund Shares,” “Fund Summary – Tax Information,” “Fund Summary – Payments to Financial Intermediaries,” “How the Fund is Managed – Board of Trustees,” “How the Fund is Managed – Manager,” “How the Fund is Managed – Distributor,” “How the Fund is Managed – Disclosure of Portfolio Holdings,” “Fund Distributions and Tax Issues,” “How to Buy Shares,” and “Financial Highlights” and the sections of the Funds’ statement of additional information (“SAI”) entitled “Introduction,” “Glossary,” “Investment Restrictions,” “Information about Board Members and Officers,” “Other Service Providers,” “Distribution of Fund Shares,” “Computation of Offering Price Per Share,” “Portfolio Transactions & Brokerage,” “Additional Information,” “Principal Shareholders and Control Persons,” “Financial Statements,” and all of Part II of the Funds’ SAIs are substantially similar to those sections in the Prospectus and SAI of the PGIM ESG Short Duration Multi-Sector Bond Fund, a series of Prudential Investment Portfolios, Inc. 17, which was filed on March 11, 2022, reviewed by the Staff and went effective on May 25, 2022.  Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments with respect to the Registration Statement may be communicated to Patrick McGuinness at (973) 716-6422 or patrick.mcguinness@prudential.com.

Sincerely,

/s/Patrick McGuinness

Patrick McGuinness

Assistant Secretary